Basis of Presentation of the Consolidated Financial Statements - Schedule of Ownership (Detail)				12 Months Ended
	Dec. 09, 2022	Jul. 28, 2022	Oct. 20, 2021	Dec. 31, 2022	Dec. 31, 2021
Enel Transmisin Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					99.09%
Ownership interest	99.09%				99.09%
Enel Distribucion Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				99.09%	99.09%
Ownership interest				99.09%	99.09%
Enel Colina S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Ownership interest				100.00%	100.00%
Enel Generacin Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				93.55%	93.55%
Ownership interest		99.09%		93.55%	93.55%
Empresa Electrica Pehuenche S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				92.65%	92.65%
Ownership interest				92.65%	92.65%
Sociedad Agricola de Cameros Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				57.50%	57.50%
Ownership interest				57.50%	57.50%
Enel X Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				100.00%	100.00%
Ownership interest				100.00%	100.00%
Enel Green Power Chile Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				99.99%	99.99%
Ownership interest				99.99%	99.99%
Geotermica del Norte SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				84.59%	84.59%
Ownership interest				84.59%	84.59%
Parque Talinay Oriente S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				60.91%	60.91%
Ownership interest				60.91%	60.91%
Empresa de Transmision Chena S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Ownership interest			100.00%
Sociedad Transmisora Metropolitana SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Ownership interest	100.00%